Other Matters	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Other Matters

Note 14: Other Matters

Equity Investment

Automated Laser Fabrication Co., LLC. In 2011, the Company invested $0.8 million in Automated Laser Fabrication Co., LLC (“ALF”) for a 38 percent equity interest. ALF is a steel processing company located in Streetsboro, Ohio. The Company accounts for this investment under the equity method of accounting. The Company’s investment in this joint venture is not considered material to the Company’s consolidated financial position or results of operations.